SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estmated Useful Lives of Property, Plant and Equipment

Category	Estimated useful life	Estimated residual value
Buildings	35 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	-

Schedule Of Estmated Useful Lives Of Other Intangible Assets

Category	Estimated useful life
Computer software	3~5 years
Domain names and trademarks	10~11 years
Courseware	1~5 years
Website	5 years
Business contracts	3~5 years
Copyrights	5 years
Platform	3.5 years
Non-compete agreement	15 years